Leases - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expense on lease liabilities	€ (31)	€ (27)	€ (25)
Impairment charges, net of reversals	(43)	2	6
Total	(299)	(242)	(245)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Depreciation of right-of-use assets	(223)	(216)	(225)
Interest expense on lease liabilities	€ (33)	€ (28)	€ (26)